Cover	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2020
Entity File Number	001-36348
Entity Registrant Name	PAYLOCITY HOLDING CORPORATION
Entity Central Index Key	0001591698
Entity Tax Identification Number	46-4066644
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 American Lane
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	847
Local Phone Number	463-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false